Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Summary of Intangible Assets

	Patent rights (available for use)	Patent rights (not yet available for use)	Total
	US$	US$	US$
	(note i)	(note ii)
COST
As of January 1, 2021	375	11,000	11,375
Addition	—	7,500	7,500

As of December 31, 2021 and 2022	375	18,500	18,875

AMORTIZATION AND IMPAIRMENT
As of January 1, 2021	(57)	(1,000)	(1,057)
Charge for the year	(20)	—	(20)
Impairment loss recognized	—	(3,000)	(3,000)

As of December 31, 2021	(77)	(4,000)	(4,077)
Charge for the year	(20)	—	(20)

As of December 31, 2022	(97)	(4,000)	(4,097)

CARRYING VALUES
As of December 31, 2021	298	14,500	14,798

As of December 31, 2022	278	14,500	14,778